Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 97.2%
Aerospace & Defense – 1.8%
BWX Technologies Inc	988,199	$55,645,486
Auto Components – 1.0%
Stoneridge Inc*,£	1,722,075	31,634,518
Banks – 13.9%
Atlantic Union Bankshares Corp	2,679,196	57,254,418
Bank of Hawaii Corp	630,842	31,870,138
Enterprise Financial Services Corp	853,330	23,270,309
FB Financial Corp	1,418,553	35,634,051
First Horizon National Corp	4,634,431	43,702,684
Fulton Financial Corp	4,389,634	40,955,285
Independent Bank Corp	416,657	21,824,494
Prosperity Bancshares Inc	1,009,999	52,348,248
United Bankshares Inc	2,450,372	52,609,487
United Community Banks Inc/GA	3,329,105	56,361,748
Veritex Holdings Inc	603,710	10,281,181
		426,112,043
Biotechnology – 1.3%
BioSpecifics Technologies Corp*	283,407	14,972,392
Coherus Biosciences Inc*	1,413,838	25,929,789
		40,902,181
Building Products – 0.6%
PGT Innovations Inc*	1,129,537	19,789,488
Capital Markets – 1.1%
Evercore Inc	519,637	34,015,438
Chemicals – 4.5%
American Vanguard Corp	1,392,722	18,300,367
Innospec Inc	717,364	45,423,488
NewMarket Corp	140,352	48,045,297
Westlake Chemical Partners LP	1,413,650	26,505,937
		138,275,089
Commercial Services & Supplies – 3.1%
UniFirst Corp/MA	493,697	93,491,401
Construction & Engineering – 2.3%
Comfort Systems USA Inc	701,290	36,123,448
EMCOR Group Inc	515,207	34,884,666
		71,008,114
Construction Materials – 1.0%
Eagle Materials Inc	362,259	31,270,197
Containers & Packaging – 1.8%
Sonoco Products Co	1,104,302	56,396,703
Diversified Consumer Services – 0.5%
Graham Holdings Co	34,205	13,822,582
Electrical Equipment – 2.3%
Encore Wire Corp£	1,048,697	48,680,515
Thermon Group Holdings Inc*,£	1,832,121	20,574,719
		69,255,234
Electronic Equipment, Instruments & Components – 4.8%
Avnet Inc	910,774	23,534,400
Benchmark Electronics Inc	640,891	12,913,954
Fabrinet*	471,174	29,698,097
Insight Enterprises Inc*	219,207	12,402,732
Littelfuse Inc	108,317	19,208,937
Rogers Corp*	166,736	16,350,132
Vishay Intertechnology Inc	2,145,408	33,404,002
		147,512,254
Energy Equipment & Services – 0.2%
DMC Global Inc	202,949	6,685,140
Entertainment – 0.8%
Madison Square Garden Co*	165,079	24,841,088
Equity Real Estate Investment Trusts (REITs) – 7.5%
Americold Realty Trust	635,270	22,710,902
Camden Property Trust	224,356	19,963,197
Equity Commonwealth	1,673,160	44,556,251
STAG Industrial Inc	3,031,177	92,420,587
Sunstone Hotel Investors Inc	6,239,266	49,539,772
		229,190,709
Food & Staples Retailing – 1.7%
Casey's General Stores Inc	229,375	40,748,469

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food & Staples Retailing– (continued)
Ingles Markets Inc	269,369	$10,246,797
		50,995,266
Food Products – 3.8%
Cal-Maine Foods Inc*	901,754	34,600,301
Nomad Foods Ltd*	1,934,483	49,290,627
Sanderson Farms Inc	282,611	33,339,620
		117,230,548
Gas Utilities – 1.8%
Southwest Gas Holdings Inc	861,788	54,378,823
Health Care Equipment & Supplies – 3.1%
Envista Holdings Corp*	1,747,760	43,134,717
Globus Medical Inc*	440,661	21,821,533
Natus Medical Inc*	740,191	12,679,472
Varex Imaging Corp*	1,418,348	18,041,386
		95,677,108
Health Care Technology – 0.6%
Omnicell Inc*	233,495	17,432,737
Hotels, Restaurants & Leisure – 1.5%
Century Casinos Inc*,£	2,207,692	12,098,152
Cracker Barrel Old Country Store Inc	285,906	32,781,982
		44,880,134
Household Durables – 1.4%
Leggett & Platt Inc	780,859	32,147,965
Skyline Champion Corp*	437,137	11,702,157
		43,850,122
Information Technology Services – 2.8%
Cass Information Systems Inc	636,062	25,595,135
WNS Holdings Ltd*	919,392	58,804,312
		84,399,447
Insurance – 6.8%
Argo Group International Holdings Ltd	1,158,155	39,875,277
First American Financial Corp	848,338	43,188,888
Hanover Insurance Group Inc	949,460	88,470,683
RenaissanceRe Holdings Ltd	210,393	35,712,108
		207,246,956
Internet & Direct Marketing Retail – 0.6%
Shutterstock Inc	365,980	19,045,599
Machinery – 3.0%
Lincoln Electric Holdings Inc	634,007	58,354,004
Watts Water Technologies Inc - Class A	318,629	31,910,694
		90,264,698
Metals & Mining – 1.4%
Commercial Metals Co	2,106,313	42,084,134
Multi-Utilities – 2.6%
Black Hills Corp	1,029,996	55,094,486
NorthWestern Corp	471,019	22,910,364
		78,004,850
Oil, Gas & Consumable Fuels – 1.3%
Delek US Holdings Inc	2,048,647	22,801,441
Parsley Energy Inc	1,764,052	16,511,527
		39,312,968
Pharmaceuticals – 0.4%
Phibro Animal Health Corp	715,069	12,442,201
Professional Services – 1.4%
Korn Ferry	1,515,988	43,963,652
Real Estate Management & Development – 1.3%
Marcus & Millichap Inc*	1,490,644	41,022,523
Semiconductor & Semiconductor Equipment – 1.2%
Cabot Microelectronics Corp	253,716	36,233,182
Software – 1.0%
CDK Global Inc	683,026	29,773,103
Textiles, Apparel & Luxury Goods – 4.4%
Carter's Inc	402,922	34,884,987
Columbia Sportswear Co	689,020	59,930,960
Steven Madden Ltd	2,053,147	40,036,366
		134,852,313
Thrifts & Mortgage Finance – 3.1%
Washington Federal Inc	2,481,752	51,769,347
WSFS Financial Corp	1,581,384	42,649,926
		94,419,273
Trading Companies & Distributors – 3.5%
GATX Corp	874,781	55,767,289
H&E Equipment Services Inc	1,177,706	23,153,700

Shares or Principal Amounts		Value
Common Stocks– (continued)
Trading Companies & Distributors– (continued)
MSC Industrial Direct Co Inc	459,869	$29,100,510
		108,021,499
Total Common Stocks (cost $3,184,129,188)		2,975,378,801
Repurchase Agreements– 2.9%
ING Financial Markets LLC, Joint repurchase agreement, 0.0400%, dated 9/30/20, maturing 10/1/20 to be repurchased at $25,000,028 collateralized by $25,224,150 in U.S. Treasuries 0% - 2.2500%, 10/15/20 - 7/31/24 with a value of $25,500,044	$25,000,000	25,000,000
ING Financial Markets LLC, Joint repurchase agreement, 0.0400%, dated 9/30/20, maturing 10/1/20 to be repurchased at $20,300,023 collateralized by $19,053,721 in U.S. Treasuries 0% - 8.0000%, 10/15/20 - 11/15/43 with a value of $20,706,025	20,300,000	20,300,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.0500%, dated 9/30/20, maturing 10/1/20 to be repurchased at $45,000,063 collateralized by $39,748,860 in U.S. Treasuries 1.6250% - 3.0000%, 11/30/26 - 8/15/48 with a value of $45,900,089	45,000,000	45,000,000
Total Repurchase Agreements (cost $90,300,000)		90,300,000
Total Investments (total cost $3,274,429,188) – 100.1%		3,065,678,801
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(3,120,205)
Net Assets – 100%		$3,062,558,596

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,957,583,862	96.5%
India	58,804,312	1.9
United Kingdom	49,290,627	1.6

Total	$3,065,678,801	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/20
Common Stocks - 3.7%
Auto Components - 1.0%
Stoneridge Inc*	$-	$-	$(4,149,679)	$31,634,518
Electrical Equipment - 2.3%
Encore Wire Corp	22,205	(490,726)	(1,919,823)	48,680,515
Thermon Group Holdings Inc*	-	-	(6,119,284)	20,574,719
Total Electrical Equipment	$22,205	$(490,726)	$(8,039,107)	$69,255,234
Hotels, Restaurants & Leisure - 0.4%
Century Casinos Inc*	-	-	2,435,706	12,098,152
Specialty Retail - N/A
Hudson Ltd - Class A	-	(3,090,542)	8,278,597	-
Total Affiliated Investments - 3.7%	$22,205	$(3,581,268)	$(1,474,483)	$112,987,904

(1) For securities that were affiliated for a portion of the period ended September 30, 2020, this column reflects amounts for the entire period ended September 30, 2020 and not just the period in which the security was affiliated.

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Common Stocks - 3.7%
Auto Components - 1.0%
Stoneridge Inc*	20,692,374	15,091,823	-	31,634,518

Common Stocks - 3.7%
Electrical Equipment - 2.3%
Encore Wire Corp	54,201,819	-	(3,110,755)	48,680,515
Thermon Group Holdings Inc*	26,694,003	-	-	20,574,719
Hotels, Restaurants & Leisure - 0.4%
Century Casinos Inc*	8,019,717	1,642,729	-	12,098,152
Specialty Retail - N/A
Hudson Ltd - Class A	9,663,044	-	(14,851,099)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,975,378,801	$-	$-
Repurchase Agreements	-	90,300,000	-
Total Assets	$2,975,378,801	$90,300,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.